SHAREHOLDERS' EQUITY (Information About Share Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding | shares	1,219,909
Weighted Average Exercise Price, Outstanding	$ 19.57
Number Exercisable, Exercisable | shares	672,695
Weighted Average Exercise Price, Exercisable	$ 15.73
4.20-7.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	4.20
Exercise Prices, maximum	$ 7.00
Number Outstanding | shares	10,000
Weighted Average Remaining Contractual Life (in years), Outstanding	5 months 23 days
Weighted Average Exercise Price, Outstanding	$ 4.20
Number Exercisable, Exercisable | shares	10,000
Weighted Average Exercise Price, Exercisable	$ 4.20
8.01-9.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	8.01
Exercise Prices, maximum	$ 9.00
Number Outstanding | shares	36,298
Weighted Average Remaining Contractual Life (in years), Outstanding	9 months 14 days
Weighted Average Exercise Price, Outstanding	$ 8.82
Number Exercisable, Exercisable | shares	36,298
Weighted Average Exercise Price, Exercisable	$ 8.82
9.01-10.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	9.01
Exercise Prices, maximum	$ 10.00
Number Outstanding | shares	5,002
Weighted Average Remaining Contractual Life (in years), Outstanding	8 months 23 days
Weighted Average Exercise Price, Outstanding	$ 9.11
Number Exercisable, Exercisable | shares	4,751
Weighted Average Exercise Price, Exercisable	$ 9.09
10.01-20.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	10.01
Exercise Prices, maximum	$ 20.00
Number Outstanding | shares	490,873
Weighted Average Remaining Contractual Life (in years), Outstanding	2 years 7 months 9 days
Weighted Average Exercise Price, Outstanding	$ 11.50
Number Exercisable, Exercisable | shares	417,974
Weighted Average Exercise Price, Exercisable	$ 11.50
20.01-34.85 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	20.01
Exercise Prices, maximum	$ 34.85
Number Outstanding | shares	677,736
Weighted Average Remaining Contractual Life (in years), Outstanding	5 years 4 months 20 days
Weighted Average Exercise Price, Outstanding	$ 26.29
Number Exercisable, Exercisable | shares	203,672
Weighted Average Exercise Price, Exercisable	$ 26.36